American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
May 31, 2019

American Century Diversified Corporate Bond ETF - Schedule of Investments
MAY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 96.7%
Airlines — 0.6%
Delta Air Lines, Inc., 3.80%, 4/19/23	238,000	243,354
Auto Components — 0.8%
Lear Corp., 3.80%, 9/15/27	340,000	327,002
Automobiles — 1.2%
Ally Financial, Inc., 4.625%, 5/19/22	187,000	191,208
General Motors Co., 4.875%, 10/2/23	306,000	319,043
		510,251
Banks — 16.5%
Bank of America Corp., VRN, 3.00%, 12/20/23	992,000	998,540
Capital One Financial Corp., 3.50%, 6/15/23	901,000	926,900
CIT Group, Inc., 5.00%, 8/1/23	187,000	195,572
Citigroup, Inc., 4.05%, 7/30/22	816,000	845,184
Huntington Bancshares, Inc., 2.30%, 1/14/22	901,000	894,853
KeyCorp, MTN, 4.15%, 10/29/25	646,000	690,909
Regions Financial Corp., 2.75%, 8/14/22	901,000	903,059
SunTrust Bank, 2.45%, 8/1/22	680,000	677,647
Wells Fargo & Co., 4.125%, 8/15/23	884,000	923,571
		7,056,235
Beverages — 1.9%
Constellation Brands, Inc., 3.20%, 2/15/23	391,000	395,609
Keurig Dr Pepper, Inc., 4.06%, 5/25/23(1)	400,000	416,090
		811,699
Biotechnology — 1.6%
Biogen, Inc., 3.625%, 9/15/22	368,000	376,559
Celgene Corp., 2.875%, 8/15/20	320,000	321,697
		698,256
Building Products — 0.5%
Masco Corp., 4.375%, 4/1/26	221,000	228,573
Chemicals — 3.9%
Albemarle Corp., 4.15%, 12/1/24	238,000	248,947
Celanese US Holdings LLC, 4.625%, 11/15/22	239,000	251,676
Dow Chemical Co. (The), 3.00%, 11/15/22	323,000	325,946
LYB International Finance BV, 4.00%, 7/15/23	425,000	441,526
Rayonier AM Products, Inc., 5.50%, 6/1/24(1)	154,000	125,049
Westlake Chemical Corp., 3.60%, 8/15/26	272,000	269,538
		1,662,682
Construction and Engineering — 0.4%
MasTec, Inc., 4.875%, 3/15/23	175,000	177,406
Construction Materials — 0.6%
Vulcan Materials Co., 4.50%, 4/1/25	239,000	252,121
Consumer Finance — 7.8%
American Express Co., 2.50%, 8/1/22	901,000	897,234
Block Financial LLC, 5.50%, 11/1/22	306,000	325,716

Discover Financial Services, 3.85%, 11/21/22	901,000	930,563
S&P Global, Inc., 4.00%, 6/15/25	255,000	274,173
Synchrony Financial, 3.75%, 8/15/21	901,000	915,958
		3,343,644
Containers and Packaging — 0.4%
Berry Global, Inc., 5.125%, 7/15/23	170,000	171,913
Diversified Financial Services — 6.7%
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	901,000	901,432
JPMorgan Chase & Co., 3.375%, 5/1/23	884,000	903,043
Morgan Stanley, MTN, 4.10%, 5/22/23	1,020,000	1,060,760
		2,865,235
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc., 5.15%, 9/15/23	425,000	469,949
Electric Utilities — 1.7%
Edison International, 4.125%, 3/15/28	357,000	340,300
Exelon Corp., 3.50%, 6/1/22	374,000	381,021
		721,321
Entertainment — 2.4%
Activision Blizzard, Inc., 2.30%, 9/15/21	646,000	642,044
Thomson Reuters Corp., 3.35%, 5/15/26	408,000	403,261
		1,045,305
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp., 3.50%, 1/31/23	629,000	644,287
Boston Properties LP, 2.75%, 10/1/26	272,000	261,620
SITE Centers Corp., 3.625%, 2/1/25	255,000	254,446
		1,160,353
Food and Staples Retailing — 0.7%
Dollar General Corp., 4.15%, 11/1/25	272,000	287,040
Food Products — 2.0%
Conagra Brands, Inc., 3.20%, 1/25/23	374,000	378,082
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	204,000	209,355
Kraft Heinz Foods Co., 4.00%, 6/15/23	255,000	264,001
		851,438
Gas Utilities — 4.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	204,000	202,378
Enterprise Products Operating LLC, 3.75%, 2/15/25	476,000	493,614
EQM Midstream Partners LP, 4.125%, 12/1/26	493,000	474,485
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	204,000	203,745
ONEOK, Inc., 4.00%, 7/13/27	476,000	481,986
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/1/24	238,000	238,707
		2,094,915
Health Care Providers and Services — 4.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	204,000	205,275
AmerisourceBergen Corp., 3.50%, 11/15/21	391,000	396,732
Anthem, Inc., 3.30%, 1/15/23	238,000	241,798
Encompass Health Corp., 5.75%, 11/1/24	147,000	148,323
Express Scripts Holding Co., 3.05%, 11/30/22	408,000	410,871
MEDNAX, Inc., 5.25%, 12/1/23(1)	204,000	204,000

Universal Health Services, Inc., 4.75%, 8/1/22(1)	255,000	256,594
		1,863,593
Hotels, Restaurants and Leisure — 2.2%
Hyatt Hotels Corp., 4.85%, 3/15/26	255,000	274,603
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	170,000	172,975
Wyndham Destinations, Inc., 4.25%, 3/1/22	323,000	321,967
Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26(1)	170,000	173,400
		942,945
Household Durables — 1.2%
Century Communities, Inc., 5.875%, 7/15/25	187,000	183,260
DR Horton, Inc., 4.75%, 2/15/23	323,000	340,027
		523,287
Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy, Inc., 5.75%, 1/15/28	187,000	196,339
Industrial Conglomerates — 1.0%
Hasbro, Inc., 3.50%, 9/15/27	425,000	425,187
Insurance — 2.2%
Allstate Corp. (The), VRN, 5.75%, 8/15/53	221,000	226,904
American International Group, Inc., 4.875%, 6/1/22	221,000	234,637
Prudential Financial, Inc., VRN, 5.625%, 6/15/43	221,000	229,114
Voya Financial, Inc., 3.65%, 6/15/26	255,000	257,811
		948,466
Interactive Media and Services — 0.4%
Match Group, Inc., 5.00%, 12/15/27(1)	173,000	174,298
Internet and Direct Marketing Retail — 0.8%
Expedia Group, Inc., 3.80%, 2/15/28	340,000	340,411
IT Services — 0.4%
VeriSign, Inc., 4.625%, 5/1/23	170,000	172,074
Media — 0.4%
DISH DBS Corp., 5.125%, 5/1/20	170,000	171,278
Metals and Mining — 2.2%
Kinross Gold Corp., 4.50%, 7/15/27	476,000	448,630
Newmont Goldcorp Corp., 3.50%, 3/15/22	255,000	258,982
Southern Copper Corp., 3.875%, 4/23/25	255,000	257,406
		965,018
Multi-Utilities — 1.7%
Enel Americas SA, 4.00%, 10/25/26	374,000	374,000
PSEG Power LLC, 3.00%, 6/15/21	340,000	342,089
		716,089
Oil, Gas and Consumable Fuels — 9.1%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	170,000	157,888
Cenovus Energy, Inc., 3.00%, 8/15/22	493,000	491,005
Cimarex Energy Co., 3.90%, 5/15/27	476,000	482,176
Concho Resources, Inc., 4.375%, 1/15/25	448,000	464,409
Diamondback Energy, Inc., 4.75%, 11/1/24	204,000	208,335
HollyFrontier Corp., 5.875%, 4/1/26	442,000	476,869
Marathon Oil Corp., 4.40%, 7/15/27	408,000	423,772
Peabody Energy Corp., 6.375%, 3/31/25(1)	187,000	181,858
Pioneer Natural Resources Co., 3.95%, 7/15/22	340,000	352,099

Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	170,000	167,450
Valero Energy Corp., 7.50%, 4/15/32	357,000	471,546
		3,877,407
Paper and Forest Products — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	238,000	251,733
Pharmaceuticals — 1.5%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	204,000	188,996
Zoetis, Inc., 4.50%, 11/13/25	408,000	438,887
		627,883
Semiconductors and Semiconductor Equipment — 2.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.65%, 1/15/23	391,000	381,042
Entegris, Inc., 4.625%, 2/10/26(1)	152,000	152,000
KLA-Tencor Corp., 4.10%, 3/15/29	357,000	366,903
		899,945
Software — 1.7%
Citrix Systems, Inc., 4.50%, 12/1/27	351,000	358,279
VMware, Inc., 3.90%, 8/21/27	357,000	353,168
		711,447
Specialty Retail — 1.1%
Best Buy Co., Inc., 5.50%, 3/15/21	306,000	318,830
United Rentals North America, Inc., 4.625%, 10/15/25	170,000	168,300
		487,130
Technology Hardware, Storage and Peripherals — 1.8%
Dell International LLC / EMC Corp., 4.00%, 7/15/24(1)	238,000	239,502
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	170,000	174,038
Seagate HDD Cayman, 4.875%, 3/1/24	374,000	377,336
		790,876
Textiles, Apparel and Luxury Goods — 0.8%
Tapestry, Inc., 4.25%, 4/1/25	340,000	349,868
Trading Companies and Distributors — 0.8%
International Lease Finance Corp., 5.875%, 8/15/22	306,000	331,080
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., 3.00%, 3/15/23	595,000	602,499
TOTAL CORPORATE BONDS (Cost $40,628,406)		41,347,545
TEMPORARY CASH INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $756,892)	756,892	756,892
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $41,385,298)		42,104,437
OTHER ASSETS AND LIABILITIES — 1.5%		630,145
TOTAL NET ASSETS — 100.0%		$42,734,582

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	14	September 2019	$1,400,000	$1,774,500	$11,125

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24	$4,400,000	$(283,413)	$40,439	$(242,974)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,479,159, which represented 5.8% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	41,347,545	—
Temporary Cash Investments	756,892	—	—
	756,892	41,347,545	—
Other Financial Instruments
Futures Contracts	11,125	—	—

Liabilities
Other Financial Instruments
Swap Agreements	—	242,974	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF (VALQ)
May 31, 2019

American Century STOXX® U.S. Quality Value ETF - Schedule of Investments
MAY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.8%
Arconic, Inc.	1,216	26,630
Boeing Co. (The)	77	26,304
General Dynamics Corp.	160	25,731
Huntington Ingalls Industries, Inc.	128	26,255
Lockheed Martin Corp.	81	27,422
Raytheon Co.	160	27,920
Spirit AeroSystems Holdings, Inc., Class A	320	25,933
Textron, Inc.	576	26,093
United Technologies Corp.	192	24,250
		236,538
Air Freight and Logistics — 0.2%
FedEx Corp.	160	24,685
United Parcel Service, Inc., Class B	544	50,548
		75,233
Airlines — 1.2%
Alaska Air Group, Inc.	448	26,074
American Airlines Group, Inc.	928	25,269
Delta Air Lines, Inc.	608	31,312
JetBlue Airways Corp.(1)	1,632	28,119
Southwest Airlines Co.	1,952	92,915
United Continental Holdings, Inc.(1)	2,112	163,997
		367,686
Auto Components — 0.1%
Lear Corp.	224	26,663
Automobiles — 0.3%
Ford Motor Co.	5,824	55,444
Thor Industries, Inc.	864	44,617
		100,061
Banks — 0.7%
Bank of America Corp.	960	25,536
Bank OZK	1,728	49,939
Comerica, Inc.	704	48,449
Fifth Third Bancorp	1,024	27,136
Popular, Inc.	512	26,732
Regions Financial Corp.	1,920	26,554
		204,346
Beverages — 0.2%
PepsiCo, Inc.	480	61,440
Biotechnology — 4.3%
AbbVie, Inc.	2,880	220,925
Amgen, Inc.	160	26,672
Biogen, Inc.(1)	608	133,328
Celgene Corp.(1)	1,728	162,069

Gilead Sciences, Inc.	11,904	741,024
		1,284,018
Building Products — 0.1%
Fortune Brands Home & Security, Inc.	512	24,607
Capital Markets — 0.6%
Affiliated Managers Group, Inc.	320	26,822
Eaton Vance Corp.	1,280	48,922
Janus Henderson Group plc	1,248	25,359
Lazard Ltd., Class A	3,040	94,727
		195,830
Chemicals — 2.0%
Chemours Co. (The)	1,920	40,493
Eastman Chemical Co.	384	24,929
Huntsman Corp.	2,400	41,688
LyondellBasell Industries NV, Class A	6,848	508,464
		615,574
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	352	29,775
Waste Management, Inc.	288	31,493
		61,268
Communications Equipment — 0.4%
Cisco Systems, Inc.	1,568	81,583
Juniper Networks, Inc.	2,016	49,614
		131,197
Construction and Engineering — 0.2%
EMCOR Group, Inc.	384	30,935
Quanta Services, Inc.	768	26,696
		57,631
Consumer Finance — 0.9%
American Express Co.	256	29,366
Discover Financial Services	416	31,013
Synchrony Financial	6,272	210,927
		271,306
Containers and Packaging — 0.6%
Bemis Co., Inc.	480	28,008
Packaging Corp. of America	1,280	114,022
Sonoco Products Co.	576	35,614
		177,644
Diversified Consumer Services — 0.6%
H&R Block, Inc.	7,360	193,200
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	128	25,270
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	8,480	259,319
Verizon Communications, Inc.	10,752	584,371
		843,690
Electric Utilities — 8.1%
Alliant Energy Corp.	1,216	57,711
American Electric Power Co., Inc.	7,232	622,820

Entergy Corp.	288	27,956
Eversource Energy	2,304	170,127
FirstEnergy Corp.	640	26,394
Hawaiian Electric Industries, Inc.	640	26,586
IDACORP, Inc.	480	48,129
NextEra Energy, Inc.	256	50,742
Pinnacle West Capital Corp.	288	27,046
Portland General Electric Co.	6,880	363,677
PPL Corp.	20,672	615,199
Southern Co. (The)	5,920	316,720
Xcel Energy, Inc.	1,504	86,239
		2,439,346
Electrical Equipment — 0.3%
Acuity Brands, Inc.	192	23,745
Eaton Corp. plc	736	54,825
Regal Beloit Corp.	352	25,590
		104,160
Electronic Equipment, Instruments and Components — 0.4%
Corning, Inc.	1,056	30,455
Jabil, Inc.	3,008	73,967
TE Connectivity Ltd.	320	26,953
		131,375
Energy Equipment and Services — 1.3%
Schlumberger Ltd.	10,976	380,757
Entertainment — 0.9%
Cinemark Holdings, Inc.	2,624	99,686
Viacom, Inc., Class B	4,864	141,202
Walt Disney Co. (The)	192	25,351
		266,239
Equity Real Estate Investment Trusts (REITs) — 13.5%
Apple Hospitality REIT, Inc.	1,728	26,680
Brixmor Property Group, Inc.	16,896	289,766
CubeSmart	6,848	230,915
Host Hotels & Resorts, Inc.	30,432	551,124
Kimco Realty Corp.	1,504	26,170
Lamar Advertising Co., Class A	5,344	417,954
Life Storage, Inc.	512	49,295
National Retail Properties, Inc.	7,552	404,259
Park Hotels & Resorts, Inc.	11,456	316,415
Public Storage	128	30,449
Ryman Hospitality Properties, Inc.	2,432	194,438
Simon Property Group, Inc.	3,712	601,678
Ventas, Inc.	9,248	594,647
Weingarten Realty Investors	10,432	294,182
Welltower, Inc.	320	25,990
		4,053,962
Food and Staples Retailing — 1.1%
US Foods Holding Corp.(1)	736	25,436
Walgreens Boots Alliance, Inc.	3,680	181,571

Walmart, Inc.	1,344	136,336
		343,343
Food Products — 5.3%
Archer-Daniels-Midland Co.	704	26,977
Conagra Brands, Inc.	960	25,699
Flowers Foods, Inc.	12,576	281,325
General Mills, Inc.	1,536	75,940
Hershey Co. (The)	384	50,673
Ingredion, Inc.	352	26,808
J.M. Smucker Co. (The)	3,488	424,001
Kellogg Co.	8,960	470,938
Tyson Foods, Inc., Class A	3,008	228,277
		1,610,638
Gas Utilities — 0.6%
National Fuel Gas Co.	1,792	95,531
Southwest Gas Holdings, Inc.	640	54,490
UGI Corp.	512	26,424
		176,445
Health Care Equipment and Supplies — 0.2%
Danaher Corp.	192	25,346
Medtronic plc	288	26,663
		52,009
Health Care Providers and Services — 1.5%
Anthem, Inc.	96	26,686
Encompass Health Corp.	448	26,396
HCA Healthcare, Inc.	384	46,449
Laboratory Corp. of America Holdings(1)	160	26,017
McKesson Corp.	1,312	160,248
Quest Diagnostics, Inc.	1,024	98,212
UnitedHealth Group, Inc.	128	30,950
Universal Health Services, Inc., Class B	256	30,605
		445,563
Health Care Technology — 0.1%
Cerner Corp.(1)	384	26,868
Hotels, Restaurants and Leisure — 1.7%
Carnival Corp.	544	27,848
Darden Restaurants, Inc.	416	48,389
Las Vegas Sands Corp.	5,312	292,160
McDonald's Corp.	256	50,757
Royal Caribbean Cruises Ltd.	224	27,274
Wyndham Destinations, Inc.	640	25,459
Yum China Holdings, Inc.	704	28,167
		500,054
Household Durables — 1.7%
Garmin Ltd.	3,936	301,025
Mohawk Industries, Inc.(1)	576	78,077
PulteGroup, Inc.	4,032	124,992
		504,094

Household Products — 4.7%
Clorox Co. (The)	1,248	185,715
Colgate-Palmolive Co.	704	49,013
Kimberly-Clark Corp.	4,608	589,317
Procter & Gamble Co. (The)	5,696	586,175
		1,410,220
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	768	26,143
Industrial Conglomerates — 0.3%
3M Co.	480	76,680
Honeywell International, Inc.	160	26,290
		102,970
Insurance — 2.2%
Aflac, Inc.	576	29,549
Allstate Corp. (The)	288	27,507
American International Group, Inc.	512	26,148
Fidelity National Financial, Inc.	1,472	56,745
Hartford Financial Services Group, Inc. (The)	576	30,332
MetLife, Inc.	6,208	286,872
Principal Financial Group, Inc.	1,472	75,911
Travelers Cos., Inc. (The)	224	32,608
Unum Group	3,072	96,737
		662,409
Interactive Media and Services — 0.2%
Alphabet, Inc., Class C(1)	26	28,695
Facebook, Inc., Class A(1)	192	34,074
		62,769
IT Services — 6.0%
Accenture plc, Class A	160	28,491
Akamai Technologies, Inc.(1)	352	26,527
Amdocs Ltd.	512	30,423
CACI International, Inc., Class A(1)	128	26,051
Cognizant Technology Solutions Corp., Class A	448	27,745
International Business Machines Corp.	6,496	824,927
Leidos Holdings, Inc.	448	33,748
MAXIMUS, Inc.	384	27,360
Paychex, Inc.	3,136	269,037
Western Union Co. (The)	26,208	508,435
		1,802,744
Machinery — 0.8%
AGCO Corp.	480	31,949
Allison Transmission Holdings, Inc.	640	26,490
Caterpillar, Inc.	224	26,837
Cummins, Inc.	224	33,770
Dover Corp.	288	25,750
ITT, Inc.	480	27,658
Oshkosh Corp.	352	25,059
Parker-Hannifin Corp.	160	24,371

Snap-on, Inc.	192	29,937
		251,821
Media — 3.1%
Comcast Corp., Class A	1,472	60,352
DISH Network Corp., Class A(1)	2,400	86,664
Interpublic Group of Cos., Inc. (The)	13,792	292,666
News Corp., Class A	2,304	26,243
Omnicom Group, Inc.	5,600	433,216
Tribune Media Co.	608	28,150
		927,291
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.	1,184	26,107
Multi-Utilities — 1.3%
Ameren Corp.	1,024	75,100
CMS Energy Corp.	992	55,661
Consolidated Edison, Inc.	352	30,378
DTE Energy Co.	672	84,316
Public Service Enterprise Group, Inc.	1,440	84,614
WEC Energy Group, Inc.	736	59,285
		389,354
Multiline Retail — 3.7%
Kohl's Corp.	1,600	78,912
Macy's, Inc.	3,904	80,305
Nordstrom, Inc.	8,032	251,402
Target Corp.	8,576	689,939
		1,100,558
Oil, Gas and Consumable Fuels — 5.5%
Chevron Corp.	5,376	612,058
Exxon Mobil Corp.	1,056	74,733
HollyFrontier Corp.	672	25,523
Murphy Oil Corp.	1,056	26,242
Phillips 66	6,464	522,291
Valero Energy Corp.	5,696	400,998
		1,661,845
Pharmaceuticals — 8.0%
Allergan plc	1,600	195,056
Bristol-Myers Squibb Co.	8,064	365,864
Eli Lilly & Co.	448	51,941
Johnson & Johnson	4,064	532,993
Merck & Co., Inc.	7,904	626,076
Perrigo Co. plc	640	26,893
Pfizer, Inc.	14,432	599,217
		2,398,040
Professional Services — 0.2%
ManpowerGroup, Inc.	896	76,626
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.	192	23,894
Road and Rail — 0.3%
Kansas City Southern	224	25,374

Norfolk Southern Corp.	128	24,978
Union Pacific Corp.	160	26,685
		77,037
Semiconductors and Semiconductor Equipment — 2.5%
Applied Materials, Inc.	4,160	160,950
Intel Corp.	4,896	215,620
Lam Research Corp.	736	128,513
Maxim Integrated Products, Inc.	960	50,486
Mellanox Technologies Ltd.(1)	256	28,104
Micron Technology, Inc.(1)	4,032	131,484
Skyworks Solutions, Inc.	384	25,586
		740,743
Software — 0.9%
Check Point Software Technologies Ltd.(1)	224	24,703
j2 Global, Inc.	352	29,670
LogMeIn, Inc.	384	27,583
Microsoft Corp.	256	31,662
Oracle Corp.(New York)	512	25,907
Symantec Corp.	6,880	128,862
		268,387
Specialty Retail — 0.7%
American Eagle Outfitters, Inc.	1,472	25,613
Best Buy Co., Inc.	480	30,082
Foot Locker, Inc.	1,248	49,109
Gap, Inc. (The)	1,280	23,910
Williams-Sonoma, Inc.	1,504	87,984
		216,698
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc.	1,216	212,885
Hewlett Packard Enterprise Co.	5,312	72,881
HP, Inc.	1,536	28,692
NetApp, Inc.	448	26,522
Seagate Technology plc	2,496	104,457
Xerox Corp.	2,560	78,362
		523,799
Textiles, Apparel and Luxury Goods — 0.8%
Capri Holdings Ltd.(1)	2,112	68,598
PVH Corp.	256	21,808
Ralph Lauren Corp.	640	67,283
Skechers U.S.A., Inc., Class A(1)	1,888	52,732
Tapestry, Inc.	928	26,504
		236,925
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	576	27,043
MGIC Investment Corp.(1)	2,144	29,051
Radian Group, Inc.	1,344	30,173
		86,267
Tobacco — 2.0%
Altria Group, Inc.	512	25,119

Philip Morris International, Inc.	7,520	580,017
		605,136
Trading Companies and Distributors — 1.3%
HD Supply Holdings, Inc.(1)	640	26,554
MSC Industrial Direct Co., Inc., Class A	384	27,134
W.W. Grainger, Inc.	96	25,122
Watsco, Inc.	1,952	307,225
		386,035
TOTAL COMMON STOCKS (Cost $29,837,006)		30,051,873
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $23,817)	23,817	23,817
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $29,860,823)		30,075,690
OTHER ASSETS AND LIABILITIES — 0.1%		38,186
TOTAL NET ASSETS — 100.0%		$30,113,876

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
May 31, 2019

American Century Quality Diversified International ETF - Schedule of Investments
MAY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Australia — 6.3%
Alumina Ltd.	14,841	24,575
Aristocrat Leisure Ltd.	7,344	148,171
ASX Ltd.	522	27,396
BlueScope Steel Ltd.	1,638	11,962
CIMIC Group Ltd.	396	12,390
Cochlear Ltd.	351	48,670
Computershare Ltd.	1,143	13,209
Crown Resorts Ltd.	1,719	14,923
CSL Ltd.	189	26,909
Fortescue Metals Group Ltd.	10,584	59,032
Goodman Group	28,269	262,455
Macquarie Group Ltd.	279	23,256
Medibank Pvt Ltd.	13,680	31,373
Mirvac Group	53,694	112,722
Newcrest Mining Ltd.	1,485	27,996
Qantas Airways Ltd.	9,756	37,515
Ramsay Health Care Ltd.	342	16,547
Santos Ltd.	5,229	24,418
South32 Ltd.	9,252	21,282
Telstra Corp. Ltd.	6,300	15,932
Wesfarmers Ltd.	2,340	60,068
Woolworths Group Ltd.	1,260	27,386
		1,048,187
Austria — 0.4%
ANDRITZ AG	279	10,011
OMV AG	450	21,106
Raiffeisen Bank International AG	1,458	33,827
		64,944
Belgium — 0.9%
Ageas	288	14,018
Colruyt SA	378	28,020
Proximus SADP	531	15,355
Solvay SA	153	14,335
Telenet Group Holding NV	1,143	61,444
UCB SA	171	13,049
		146,221
Canada — 6.6%
Air Canada(1)	1,800	53,125
Alimentation Couche-Tard, Inc., B Shares	900	55,222
CAE, Inc.	900	22,948
Canadian National Railway Co.	306	27,121
Canadian Pacific Railway Ltd.	261	57,196
Canadian Tire Corp. Ltd., Class A	200	20,001

CGI, Inc.(1)	700	51,013
Constellation Software, Inc.	225	194,786
Dollarama, Inc.	900	28,420
Empire Co. Ltd., Class A	1,800	41,488
H&R Real Estate Investment Trust	5,400	91,072
Husky Energy, Inc.	900	8,448
Imperial Oil Ltd.	900	24,053
Kirkland Lake Gold Ltd.	1,800	62,246
Manulife Financial Corp.	2,700	45,296
Power Financial Corp.	900	19,865
Quebecor, Inc., Class B	900	21,237
Royal Bank of Canada	315	23,669
Sun Life Financial, Inc.	900	34,924
Suncor Energy, Inc.	900	27,728
Teck Resources Ltd., Class B	900	18,288
TELUS Corp.	900	33,233
Toronto-Dominion Bank (The)	1,800	98,395
WSP Global, Inc.	900	47,460
		1,107,234
China — 3.9%
Anhui Conch Cement Co. Ltd., H Shares	13,500	78,859
ANTA Sports Products Ltd.	9,000	55,098
Autohome, Inc. ADR(1)	900	77,310
China Communications Services Corp. Ltd., H Shares	36,000	26,952
China Resources Gas Group Ltd.	18,000	86,206
CSPC Pharmaceutical Group Ltd.	18,000	29,018
Guangdong Investment Ltd.	18,000	35,401
Huazhu Group Ltd. ADR	900	27,540
Kunlun Energy Co. Ltd.	36,000	33,151
Shenzhou International Group Holdings Ltd.	6,300	74,285
TAL Education Group ADR(1)	1,800	61,938
Tencent Holdings Ltd.	1,800	74,842
		660,600
Denmark — 2.3%
Carlsberg A/S, B Shares	144	18,923
Chr Hansen Holding A/S	252	26,241
Coloplast A/S, B Shares	648	68,907
DSV A/S	306	27,279
GN Store Nord A/S	531	24,944
H Lundbeck A/S	891	35,687
Novo Nordisk A/S, B Shares	3,537	166,103
Pandora A/S	270	10,004
		378,088
Finland — 1.2%
Elisa Oyj	657	29,226
Fortum Oyj	1,161	24,750
Kone Oyj, B Shares	522	28,392
Metso Oyj	468	15,098
Neste Oyj	1,602	54,020

Nokian Renkaat Oyj	729	20,788
Stora Enso Oyj R Shares	1,053	11,103
UPM-Kymmene Oyj	504	12,592
		195,969
France — 10.5%
Arkema SA	144	12,054
AXA SA	4,437	109,172
Bollore SA	3,150	14,188
Bouygues SA	369	12,883
Capgemini SE	117	13,051
Casino Guichard Perrachon SA	531	20,160
Cie de Saint-Gobain	1,062	38,361
CNP Assurances	603	12,895
Danone SA	189	15,038
Engie SA	999	13,860
EssilorLuxottica SA	216	24,828
Faurecia SA	342	12,603
Hermes International	450	298,267
Ipsen SA	774	92,202
Kering SA	423	219,635
L'Oreal SA	99	26,521
Legrand SA	396	26,539
LVMH Moet Hennessy Louis Vuitton SE	99	37,355
Orange SA	918	14,363
Pernod Ricard SA	180	31,652
Peugeot SA	4,959	110,355
Publicis Groupe SA	1,512	82,391
Remy Cointreau SA	198	27,139
Rubis SCA	432	21,509
Safran SA	216	28,330
Sanofi	2,007	161,565
Sartorius Stedim Biotech	315	43,562
Schneider Electric SE	189	14,911
SCOR SE	567	23,270
Sodexo SA	360	41,320
Teleperformance	144	27,600
Thales SA	207	22,735
TOTAL SA	243	12,629
Ubisoft Entertainment SA(1)	927	75,781
Vinci SA	144	14,195
		1,752,919
Germany — 2.6%
adidas AG	126	35,973
Covestro AG	738	32,262
Deutsche Lufthansa AG	2,745	52,154
Deutsche Post AG	450	13,228
Evonik Industries AG	4,482	117,471
Fresenius Medical Care AG & Co. KGaA	522	37,973
FUCHS PETROLUB SE Preference Shares	576	22,427

Hannover Rueck SE	171	25,572
HUGO BOSS AG	189	10,973
MTU Aero Engines AG	126	27,183
Muenchener Rueckversicherungs-Gesellschaft AG	171	41,179
Schaeffler AG Preference Shares	1,530	11,215
		427,610
Hong Kong — 1.6%
CK Infrastructure Holdings Ltd.	4,500	34,752
Galaxy Entertainment Group Ltd.	9,000	54,410
HKT Trust & HKT Ltd.	27,000	42,563
Link REIT	9,000	107,671
Wynn Macau Ltd.	14,400	30,745
		270,141
Ireland — 0.8%
Glanbia plc	7,605	126,357
Israel — 0.3%
Bank Hapoalim BM	2,034	14,755
Bank Leumi Le-Israel BM	2,124	14,325
Nice Ltd.(1)	216	29,934
		59,014
Italy — 2.6%
CNH Industrial NV	1,296	11,262
Davide Campari-Milano SpA	3,186	31,048
Enel SpA	2,313	14,357
Eni SpA	8,100	122,576
EXOR NV	225	14,096
Fiat Chrysler Automobiles NV	2,691	34,299
Mediobanca Banca di Credito Finanziario SpA	3,564	32,853
Moncler SpA	2,682	98,627
Recordati SpA	747	30,799
Snam SpA	5,202	26,109
Terna Rete Elettrica Nazionale SpA	4,320	26,313
		442,339
Japan — 20.3%
Advantest Corp.	1,800	42,291
Alfresa Holdings Corp.	900	22,671
Asahi Intecc Co. Ltd.	900	46,088
Asahi Kasei Corp.	900	9,276
Astellas Pharma, Inc.	9,900	133,352
Bandai Namco Holdings, Inc.	900	44,264
Brother Industries Ltd.	1,800	30,886
Canon, Inc.	900	25,406
Central Japan Railway Co.	100	20,857
Chugai Pharmaceutical Co. Ltd.	2,700	180,041
Daifuku Co. Ltd.	900	45,342
Fast Retailing Co. Ltd.	100	57,813
FUJIFILM Holdings Corp.	900	43,096
Hamamatsu Photonics KK	900	32,328
Hitachi Construction Machinery Co. Ltd.	900	20,980

Hitachi Ltd.	900	30,554
Honda Motor Co. Ltd.	900	21,975
Hoya Corp.	3,600	250,599
Isuzu Motors Ltd.	1,800	19,894
ITOCHU Corp.	900	16,570
Itochu Techno-Solutions Corp.	900	22,348
Japan Tobacco, Inc.	6,300	144,626
Kajima Corp.	900	12,343
KDDI Corp.	900	23,114
Keyence Corp.	200	113,304
Kikkoman Corp.	900	37,343
Kirin Holdings Co. Ltd.	900	19,521
Koito Manufacturing Co. Ltd.	900	41,778
Konica Minolta, Inc.	4,500	39,705
Lion Corp.	1,800	34,881
Marubeni Corp.	8,100	50,984
Medipal Holdings Corp.	900	19,488
MINEBEA MITSUMI, Inc.	900	13,230
Mitsubishi Corp.	900	23,483
Mitsubishi Tanabe Pharma Corp.	900	10,635
Mitsubishi UFJ Financial Group, Inc.	2,700	12,461
MonotaRO Co. Ltd.	2,700	57,718
Nagoya Railroad Co. Ltd.	900	24,851
NEC Corp.	3,600	133,456
Nexon Co. Ltd.(1)	1,800	26,807
Nikon Corp.	900	12,318
Nippon Telegraph & Telephone Corp.	900	40,335
Nissan Chemical Corp.	900	38,213
NTT Data Corp.	900	10,776
NTT DOCOMO, Inc.	900	20,686
Obayashi Corp.	1,800	16,545
Oji Holdings Corp.	7,200	37,401
Ono Pharmaceutical Co. Ltd.	900	15,915
ORIX Corp.	900	12,724
PeptiDream, Inc.(1)	900	44,845
Pigeon Corp.	900	34,276
Pola Orbis Holdings, Inc.	1,800	49,818
Rakuten, Inc.	1,800	18,816
Recruit Holdings Co. Ltd.	6,300	201,229
Sekisui Chemical Co. Ltd.	900	13,238
Shimadzu Corp.	900	22,555
Shimizu Corp.	1,800	14,672
Shionogi & Co. Ltd.	3,600	196,951
Showa Denko KK	1,800	49,520
Sojitz Corp.	3,600	11,572
Sompo Holdings, Inc.	900	34,085
Sony Corp.	900	43,576
Sony Financial Holdings, Inc.	1,800	39,921
Stanley Electric Co. Ltd.	900	20,607

Subaru Corp.	900	20,905
Suzuken Co. Ltd.	900	55,455
Suzuki Motor Corp.	900	42,756
Tohoku Electric Power Co., Inc.	900	9,184
Tokio Marine Holdings, Inc.	900	44,770
Tokyo Electron Ltd.	900	122,597
Tosoh Corp.	1,800	22,845
Unicharm Corp.	900	27,014
Yakult Honsha Co. Ltd.	900	51,227
Yamato Holdings Co. Ltd.	900	18,245
ZOZO, Inc.	1,800	30,968
		3,402,919
Netherlands — 5.2%
Akzo Nobel NV	1,269	106,794
ASML Holding NV	603	113,762
Heineken Holding NV	144	14,217
ING Groep NV	1,116	12,057
Koninklijke Ahold Delhaize NV	9,441	211,832
Koninklijke DSM NV	270	30,328
Koninklijke Philips NV	2,637	104,171
Randstad NV	261	13,437
Unilever NV CVA	2,214	133,227
Wolters Kluwer NV	1,809	126,072
		865,897
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)	5,256	53,459
Norway — 2.0%
Aker BP ASA	3,033	81,908
DNB ASA	729	12,359
Equinor ASA	1,764	33,794
Mowi ASA	2,043	47,377
Norsk Hydro ASA	3,375	11,805
Orkla ASA	1,773	15,345
Salmar ASA	828	37,835
Telenor ASA	4,356	89,571
		329,994
Portugal — 0.2%
EDP - Energias de Portugal SA	3,816	13,858
Galp Energia SGPS SA	1,566	23,524
		37,382
Singapore — 1.6%
DBS Group Holdings Ltd.	1,800	31,767
Jardine Cycle & Carriage Ltd.	900	22,082
Singapore Airlines Ltd.	1,800	11,914
Singapore Exchange Ltd.	35,100	188,206
Singapore Technologies Engineering Ltd.	5,400	15,341
		269,310
South Korea — 0.9%
Celltrion, Inc.(1)	36	5,743

LG Household & Health Care Ltd.	72	77,266
NCSoft Corp.	189	75,702
		158,711
Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	1,467	60,322
Aena SME SA	162	29,769
Amadeus IT Group SA	1,044	79,529
Banco Bilbao Vizcaya Argentaria SA	2,367	12,839
Bankinter SA	3,132	22,609
Enagas SA	900	24,571
Mapfre SA	4,959	14,522
Repsol SA	7,488	120,658
Telefonica SA	1,620	12,958
		377,777
Sweden — 3.2%
Alfa Laval AB	1,179	24,151
Atlas Copco AB, A Shares	990	26,619
Boliden AB	603	13,705
Electrolux AB, Series B	720	15,607
Hennes & Mauritz AB, B Shares	927	13,831
Hexagon AB, B Shares	486	22,535
Kinnevik AB, B Shares	549	13,960
Lundin Petroleum AB	2,655	72,197
Nibe Industrier AB, B Shares	5,121	64,327
Sandvik AB	2,565	39,497
Skanska AB, B Shares	855	13,970
SKF AB, B Shares	3,330	51,609
Swedish Match AB	1,647	74,275
Swedish Orphan Biovitrum AB(1)	2,367	42,056
Telefonaktiebolaget LM Ericsson, B Shares	2,916	28,029
Volvo AB, B Shares	1,755	24,480
		540,848
Switzerland — 7.4%
ABB Ltd.	711	12,989
Adecco Group AG	270	14,490
Baloise Holding AG	90	14,907
Barry Callebaut AG	18	35,200
Chocoladefabriken Lindt & Spruengli AG	9	58,697
EMS-Chemie Holding AG	207	123,478
Flughafen Zurich AG	144	24,194
Givaudan SA	9	23,720
Helvetia Holding AG	225	27,559
Logitech International SA	990	36,004
Nestle SA	441	43,646
Novartis AG	153	13,097
Pargesa Holding SA	693	51,087
Partners Group Holding AG	351	245,318
Roche Holding AG	360	94,165
Schindler Holding AG	117	23,938

SGS SA	9	22,682
Sika AG	198	29,311
Sonova Holding AG	216	47,909
Straumann Holding AG	162	132,776
Swiss Life Holding AG	36	16,310
Swiss Re AG	1,170	110,503
Temenos AG(1)	180	31,209
Zurich Insurance Group AG	45	14,531
		1,247,720
Taiwan — 1.3%
President Chain Store Corp.	9,000	85,694
Taiwan High Speed Rail Corp.	9,000	12,384
Uni-President Enterprises Corp.	45,000	115,730
		213,808
United Kingdom — 14.7%
Admiral Group plc	6,417	166,774
Anglo American plc	2,088	49,871
Ashtead Group plc	4,293	100,913
Associated British Foods plc	468	14,558
Auto Trader Group plc	4,842	36,580
BAE Systems plc	16,551	94,375
Barratt Developments plc	7,047	49,562
Berkeley Group Holdings plc	819	36,088
BP plc	2,034	13,846
BT Group plc	4,914	12,001
Carnival plc	252	12,419
Centrica plc	8,478	9,993
Coca-Cola HBC AG(1)	1,215	43,675
Compass Group plc	1,314	29,654
Croda International plc	405	25,880
Diageo plc	3,321	139,198
easyJet plc	945	10,377
Evraz plc	12,609	93,447
Experian plc	1,170	35,200
Ferguson plc	207	13,369
GlaxoSmithKline plc	729	14,030
Glencore plc(1)	24,282	77,936
Halma plc	1,593	36,462
Hargreaves Lansdown plc	5,976	170,678
Imperial Brands plc	1,548	37,363
InterContinental Hotels Group plc	3,384	217,738
International Consolidated Airlines Group SA	6,930	39,402
Intertek Group plc	378	25,232
ITV plc	8,055	10,889
J Sainsbury plc	13,788	34,774
Kingfisher plc	4,356	11,744
Land Securities Group plc	3,915	40,887
Lloyds Banking Group plc	182,448	131,674
London Stock Exchange Group plc	432	28,771

Marks & Spencer Group plc	15,462	43,888
Meggitt plc	2,034	12,577
Mondi plc	1,728	35,719
Next plc	594	43,139
Persimmon plc	1,350	33,469
Phoenix Group Holdings plc	2,772	23,447
RELX plc	1,116	25,917
Rightmove plc	24,102	175,768
Rio Tinto plc	594	33,964
Royal Dutch Shell plc, A Shares	1,269	39,397
Smith & Nephew plc	738	15,478
Spirax-Sarco Engineering plc	351	36,985
Taylor Wimpey plc	23,229	48,382
Travis Perkins plc	738	11,460
TUI AG	1,314	12,090
WM Morrison Supermarkets plc	4,572	11,343
		2,468,383
TOTAL COMMON STOCKS (Cost $16,700,881)		16,645,831
RIGHTS †
Boliden AB(1)	603	269
Marks & Spencer Group plc(1)	3,092	1,520
TOTAL RIGHTS (Cost $266)		1,789
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $35,696)	35,696	35,696
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $16,736,843)		16,683,316
OTHER ASSETS AND LIABILITIES — 0.4%		67,179
TOTAL NET ASSETS — 100.0%		$16,750,495

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	15.1%
Health Care	13.6%
Industrials	13.4%
Consumer Staples	12.9%
Financials	12.6%
Materials	8.1%
Information Technology	8.1%
Communication Services	6.0%
Energy	4.3%
Real Estate	3.6%
Utilities	1.7%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	166,788	16,479,043	—
Rights	—	1,789	—
Temporary Cash Investments	35,696	—	—
	202,484	16,480,832	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
May 31, 2019

American Century STOXX® U.S. Quality Growth ETF - Schedule of Investments
MAY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 2.3%
Curtiss-Wright Corp.	144	16,054
Harris Corp.	1,944	363,917
Hexcel Corp.	396	28,829
		408,800
Air Freight and Logistics — 1.0%
CH Robinson Worldwide, Inc.	1,962	156,234
Expeditors International of Washington, Inc.	216	15,031
		171,265
Airlines — 1.1%
Delta Air Lines, Inc.	306	15,759
Southwest Airlines Co.	3,042	144,799
United Continental Holdings, Inc.(1)	378	29,354
		189,912
Beverages — 0.8%
Monster Beverage Corp.(1)	2,376	146,979
Biotechnology — 4.4%
Celgene Corp.(1)	1,314	123,240
Exelixis, Inc.(1)	2,952	57,830
Incyte Corp.(1)	360	28,307
Ionis Pharmaceuticals, Inc.(1)	234	15,353
Regeneron Pharmaceuticals, Inc.(1)	396	119,481
Vertex Pharmaceuticals, Inc.(1)	2,592	430,738
		774,949
Building Products — 0.1%
Allegion plc	162	15,722
Capital Markets — 3.2%
Charles Schwab Corp. (The)	666	27,712
LPL Financial Holdings, Inc.	1,080	86,638
MarketAxess Holdings, Inc.	1,206	359,171
Moody's Corp.	162	29,627
MSCI, Inc.	198	43,562
SEI Investments Co.	306	15,376
		562,086
Chemicals — 0.6%
Air Products & Chemicals, Inc.	252	51,305
Celanese Corp.	198	18,798
Ecolab, Inc.	162	29,824
		99,927
Commercial Services and Supplies — 0.2%
Cintas Corp.	126	27,951
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	522	127,676

Cisco Systems, Inc.	324	16,858
		144,534
Construction Materials — 1.6%
Vulcan Materials Co.	2,304	287,793
Containers and Packaging — 0.1%
Sonoco Products Co.	252	15,581
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	216	29,605
Diversified Telecommunication Services — 0.7%
Zayo Group Holdings, Inc.(1)	3,546	115,990
Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc.	684	28,420
IDACORP, Inc.	288	28,878
NextEra Energy, Inc.	144	28,542
		85,840
Electrical Equipment — 0.3%
Acuity Brands, Inc.	126	15,582
Emerson Electric Co.	252	15,183
Rockwell Automation, Inc.	108	16,076
		46,841
Electronic Equipment, Instruments and Components — 0.2%
TE Connectivity Ltd.	180	15,162
Zebra Technologies Corp., Class A(1)	90	15,430
		30,592
Energy Equipment and Services — 0.2%
Helmerich & Payne, Inc.	576	28,178
Entertainment — 0.2%
Netflix, Inc.(1)	90	30,895
Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	1,998	417,123
Crown Castle International Corp.	234	30,422
Lamar Advertising Co., Class A	198	15,486
Park Hotels & Resorts, Inc.	540	14,920
SBA Communications Corp.(1)	144	31,163
		509,114
Food and Staples Retailing — 0.6%
Costco Wholesale Corp.	126	30,188
Performance Food Group Co.(1)	1,116	43,926
Sysco Corp.	216	14,867
US Foods Holding Corp.(1)	414	14,308
		103,289
Food Products — 0.1%
Hershey Co. (The)	126	16,628
Gas Utilities — 0.5%
Southwest Gas Holdings, Inc.	1,044	88,897
Health Care Equipment and Supplies — 4.9%
ABIOMED, Inc.(1)	486	127,293
Align Technology, Inc.(1)	612	174,022
Baxter International, Inc.	216	15,863

Edwards Lifesciences Corp.(1)	270	46,089
Hill-Rom Holdings, Inc.	162	15,578
IDEXX Laboratories, Inc.(1)	1,494	373,157
Masimo Corp.(1)	324	42,360
Stryker Corp.	234	42,878
West Pharmaceutical Services, Inc.	252	28,879
		866,119
Health Care Providers and Services — 1.4%
Chemed Corp.	468	153,476
HCA Healthcare, Inc.	126	15,241
HealthEquity, Inc.(1)	846	55,295
WellCare Health Plans, Inc.(1)	108	29,828
		253,840
Health Care Technology — 2.3%
Cerner Corp.(1)	2,646	185,141
Medidata Solutions, Inc.(1)	324	29,532
Veeva Systems, Inc., Class A(1)	1,242	191,628
		406,301
Hotels, Restaurants and Leisure — 4.5%
Chipotle Mexican Grill, Inc.(1)	350	230,990
Darden Restaurants, Inc.	378	43,969
Domino's Pizza, Inc.	108	30,186
Hilton Worldwide Holdings, Inc.	324	28,982
Planet Fitness, Inc., Class A(1)	396	30,282
Starbucks Corp.	3,258	247,803
Texas Roadhouse, Inc.	288	14,763
Wendy's Co. (The)	9,162	168,489
		795,464
Household Durables — 0.9%
NVR, Inc.(1)	48	153,675
Insurance — 0.2%
Loews Corp.	558	28,664
Interactive Media and Services — 2.6%
Alphabet, Inc., Class C(1)	40	44,145
Facebook, Inc., Class A(1)	1,026	182,084
IAC/InterActiveCorp(1)	270	59,630
Twitter, Inc.(1)	4,644	169,274
		455,133
Internet and Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)	159	282,236
Booking Holdings, Inc.(1)	9	14,906
eBay, Inc.	5,184	186,261
Etsy, Inc.(1)	900	56,079
MercadoLibre, Inc.(1)	54	30,809
		570,291
IT Services — 9.0%
Accenture plc, Class A	90	16,026
Akamai Technologies, Inc.(1)	198	14,922
Automatic Data Processing, Inc.	180	28,822

Black Knight, Inc.(1)	504	28,572
Booz Allen Hamilton Holding Corp.	2,970	187,615
Broadridge Financial Solutions, Inc.	126	15,734
CACI International, Inc., Class A(1)	72	14,654
EPAM Systems, Inc.(1)	1,044	180,184
Euronet Worldwide, Inc.(1)	180	27,909
FleetCor Technologies, Inc.(1)	108	27,888
Global Payments, Inc.	180	27,727
Leidos Holdings, Inc.	198	14,916
Mastercard, Inc., Class A	1,098	276,136
MAXIMUS, Inc.	990	70,537
Pagseguro Digital Ltd., Class A(1)	1,800	57,636
PayPal Holdings, Inc.(1)	3,168	347,688
Square, Inc., Class A(1)	2,682	166,150
Visa, Inc., Class A	270	43,559
Wix.com Ltd.(1)	216	29,668
		1,576,343
Life Sciences Tools and Services — 2.1%
Bio-Rad Laboratories, Inc., Class A(1)	396	113,624
Illumina, Inc.(1)	738	226,500
Mettler-Toledo International, Inc.(1)	36	26,031
		366,155
Machinery — 0.9%
Graco, Inc.	324	15,299
Illinois Tool Works, Inc.	108	15,081
Lincoln Electric Holdings, Inc.	198	15,036
Oshkosh Corp.	828	58,945
Parker-Hannifin Corp.	90	13,709
Toro Co. (The)	234	15,248
Woodward, Inc.	270	29,408
		162,726
Media — 0.2%
Cable One, Inc.	26	29,043
Interpublic Group of Cos., Inc. (The)	702	14,897
		43,940
Metals and Mining — 0.2%
Royal Gold, Inc.	342	30,096
Multi-Utilities — 0.2%
WEC Energy Group, Inc.	540	43,497
Multiline Retail — 0.1%
Dollar General Corp.	126	16,037
Oil, Gas and Consumable Fuels — 1.9%
Cabot Oil & Gas Corp.	4,086	102,232
Chevron Corp.	252	28,693
Devon Energy Corp.	6,804	171,256
EOG Resources, Inc.	324	26,529
		328,710
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	180	28,987

Nu Skin Enterprises, Inc., Class A	306	14,290
		43,277
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	3,330	151,082
Catalent, Inc.(1)	630	28,671
Eli Lilly & Co.	1,872	217,049
Merck & Co., Inc.	198	15,686
Zoetis, Inc.	4,122	416,528
		829,016
Professional Services — 2.2%
CoStar Group, Inc.(1)	450	229,338
Insperity, Inc.	648	73,807
Robert Half International, Inc.	1,116	59,885
TransUnion	450	29,497
		392,527
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	324	14,807
Jones Lang LaSalle, Inc.	126	15,681
		30,488
Road and Rail — 1.1%
CSX Corp.	594	44,235
Landstar System, Inc.	612	58,905
Old Dominion Freight Line, Inc.	684	90,589
		193,729
Semiconductors and Semiconductor Equipment — 4.3%
Applied Materials, Inc.	3,168	122,586
Cree, Inc.(1)	1,008	55,591
Lam Research Corp.	522	91,146
Maxim Integrated Products, Inc.	288	15,146
Mellanox Technologies Ltd.(1)	414	45,449
Monolithic Power Systems, Inc.	378	44,018
NVIDIA Corp.	306	41,451
Teradyne, Inc.	1,494	62,957
Texas Instruments, Inc.	1,782	185,881
Universal Display Corp.	378	55,540
Versum Materials, Inc.	306	15,713
Xilinx, Inc.	162	16,574
		752,052
Software — 19.8%
Adobe, Inc.(1)	1,116	302,324
Aspen Technology, Inc.(1)	396	44,990
Atlassian Corp. plc, Class A(1)	900	113,292
Cadence Design Systems, Inc.(1)	972	61,790
Check Point Software Technologies Ltd.(1)	144	15,881
Citrix Systems, Inc.	1,980	186,377
Coupa Software, Inc.(1)	252	27,523
DocuSign, Inc.(1)	540	30,278
Fair Isaac Corp.(1)	450	133,155
Fortinet, Inc.(1)	3,438	249,186

Guidewire Software, Inc.(1)	270	27,140
HubSpot, Inc.(1)	324	56,143
Intuit, Inc.	2,070	506,839
j2 Global, Inc.	180	15,173
Microsoft Corp.	360	44,525
Oracle Corp.(New York)	288	14,576
Palo Alto Networks, Inc.(1)	1,080	216,151
Paycom Software, Inc.(1)	828	175,619
Proofpoint, Inc.(1)	1,008	113,259
Red Hat, Inc.(1)	162	29,857
RingCentral, Inc., Class A(1)	234	28,045
salesforce.com, Inc.(1)	1,872	283,440
ServiceNow, Inc.(1)	864	226,308
Splunk, Inc.(1)	1,458	166,197
Tyler Technologies, Inc.(1)	126	26,882
VMware, Inc., Class A	234	41,413
Workday, Inc., Class A(1)	1,098	224,124
Zendesk, Inc.(1)	1,314	110,705
		3,471,192
Specialty Retail — 4.9%
American Eagle Outfitters, Inc.	1,674	29,128
Best Buy Co., Inc.	1,422	89,117
Burlington Stores, Inc.(1)	1,152	180,380
Five Below, Inc.(1)	882	113,540
Foot Locker, Inc.	2,106	82,882
Home Depot, Inc. (The)	72	13,669
Lowe's Cos., Inc.	162	15,111
O'Reilly Automotive, Inc.(1)	126	46,793
Ross Stores, Inc.	180	16,738
TJX Cos., Inc. (The)	324	16,294
Tractor Supply Co.	162	16,326
Ulta Beauty, Inc.(1)	738	246,034
		866,012
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc.	90	15,757
NetApp, Inc.	2,016	119,347
Pure Storage, Inc., Class A(1)	3,582	56,846
		191,950
Textiles, Apparel and Luxury Goods — 2.4%
Carter's, Inc.	342	28,766
Deckers Outdoor Corp.(1)	396	60,231
Lululemon Athletica, Inc.(1)	1,098	181,818
NIKE, Inc., Class B	540	41,656
Ralph Lauren Corp.	144	15,139
Skechers U.S.A., Inc., Class A(1)	1,080	30,164
Under Armour, Inc., Class A(1)	2,466	56,249
		414,023
Trading Companies and Distributors — 1.6%
HD Supply Holdings, Inc.(1)	3,744	155,339

W.W. Grainger, Inc.	486	127,181
		282,520
Water Utilities — 0.2%
American Water Works Co., Inc.	252	28,484
TOTAL COMMON STOCKS (Cost $16,700,103)		17,523,629
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $27,036)	27,036	27,036
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $16,727,139)		17,550,665
OTHER ASSETS AND LIABILITIES — (0.1)%		(11,104)
TOTAL NET ASSETS — 100.0%		$17,539,561

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
May 31, 2019

American Century Diversified Municipal Bond ETF - Schedule of Investments
MAY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.8%
Alabama — 4.6%
Black Belt Energy Gas District Rev., VRDN, 4.00%, 12/1/23	535,000	576,393
Southeast Alabama Gas Supply District Rev., VRDN, 4.00%, 4/1/24	365,000	394,882
Tuscaloosa County Industrial Development Authority Rev., (Hunt Refining Co.), 5.25%, 5/1/44(1)	100,000	110,045
		1,081,320
Arizona — 2.7%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	120,000	139,593
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.00%, 7/1/54(1)	60,000	60,989
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	440,000	444,057
		644,639
California — 6.4%
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	278,486
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	100,000	99,501
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	100,000	100,686
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	111,293
State of California GO, 5.00%, 4/1/49	750,000	914,850
		1,504,816
Colorado — 1.8%
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	180,000	195,721
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	110,250
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	105,767
		411,738
Connecticut — 3.9%
State of Connecticut GO, 5.00%, 4/15/34	750,000	915,833
Florida — 6.1%
Florida Development Finance Corp. Rev., (Virgin Trains USA Florida LLC), VRDN, 6.375%, 1/1/26(1)	100,000	100,656
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	215,377
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	585,000	665,262
State of Florida GO, 5.00%, 6/1/21	420,000	450,026
		1,431,321
Hawaii — 1.2%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	274,278
Illinois — 15.5%
Chicago GO, 5.00%, 1/1/40	280,000	286,678
Chicago GO, 5.50%, 1/1/49	200,000	227,242
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	310,243
Illinois Finance Authority Rev., 5.00%, 7/1/33	750,000	941,160
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	377,533
State of Illinois GO, 5.00%, 11/1/21	440,000	470,730
State of Illinois GO, 5.00%, 11/1/29	180,000	205,943
State of Illinois GO, 5.00%, 10/1/30	500,000	575,375
State of Illinois GO, 5.00%, 10/1/33	200,000	226,700
		3,621,604

Iowa — 1.4%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	100,000	101,200
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	200,000	219,460
		320,660
Kentucky — 2.7%
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	298,167
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 1/1/25	315,000	345,974
		644,141
Louisiana — 2.2%
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	293,323
Shreveport Water & Sewer Rev., 4.00%, 12/1/44 (AGM)	200,000	217,376
		510,699
Maryland — 4.4%
State of Maryland GO, 5.00%, 8/1/27	650,000	819,728
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	200,000	218,848
		1,038,576
Michigan — 3.0%
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	392,056
Michigan Finance Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/47	280,000	303,755
		695,811
Nebraska — 1.0%
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	225,334
Nevada — 2.3%
Clark County Department of Aviation Rev., 5.00%, 7/1/21	140,000	149,232
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	350,000	395,304
		544,536
New Jersey — 9.2%
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	307,375
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	478,878
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	250,000	298,725
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	350,000	409,958
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	150,000	175,062
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	180,119
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	299,443
		2,149,560
New York — 5.4%
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	180,000	196,828
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	290,000	382,217
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/26 (GA: American Airlines Group)	655,000	692,191
		1,271,236
North Carolina — 1.3%
State of North Carolina Rev., 5.00%, 3/1/34(2)	250,000	310,708
Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	245,000	233,585
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	125,000	119,316
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	399,568
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	108,458
		860,927

Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	109,943
Pennsylvania — 4.2%
Pennsylvania GO, 5.00%, 7/1/20	400,000	415,352
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	180,000	206,982
School District of Philadelphia GO, 5.00%, 9/1/20	350,000	363,857
		986,191
Tennessee — 0.4%
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 11/1/25	85,000	93,243
Texas — 5.2%
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	54,472
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	40,000	43,164
North Texas Tollway Authority Rev. (North Texas Tollway System), 5.00%, 1/1/26	420,000	481,492
University of Texas System Rev., 5.00%, 8/15/34(2)	500,000	634,180
		1,213,308
Virginia — 0.9%
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	214,058
Washington — 6.8%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	365,000	459,243
State of Washington GO, 5.25%, 2/1/22	375,000	412,571
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	711,822
		1,583,636
Wisconsin — 1.0%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	25,000	25,852
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	89,988
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	105,000	116,546
		232,386
TOTAL MUNICIPAL SECURITIES (Cost $22,323,047)		22,890,502
TEMPORARY CASH INVESTMENTS — 4.9%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Share Class (Cost $1,140,850)	1,140,850	1,140,850
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $23,463,897)		24,031,352
OTHER ASSETS AND LIABILITIES — (2.7)%		(637,082)
TOTAL NET ASSETS — 100.0%		$23,394,270

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
GA	-	Guaranty Agreement
GO	-	General Obligation
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,648,031, which represented 7.0% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	22,890,502	—
Temporary Cash Investments	1,140,850	—	—
	1,140,850	22,890,502	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.